T. ROWE PRICE Retirement 2010 Fund
August 31, 2022 (Unaudited)
1
Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 51 .8%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  491,152 203 57,067 82,740,375 424,458
New Income Fund  468,423 3,191 42,448 49,938,995 419,488
International Bond Fund (USD
Hedged)  164,048 1,107 7,718 17,178,987 153,408
Dynamic Global Bond Fund  132,035 1,138 12,334 12,315,468 121,307
Emerging Markets Bond Fund  111,206 9,964 6,111 12,862,587 108,689
High Yield Fund  103,488 3,271 4,269 17,173,615 97,718
U.S. Treasury Long-Term Index
Fund  89,806 10,540 5,912 10,490,116 92,837
Floating Rate Fund  72,442 929 17,963 6,175,182 56,565
Total Bond Mutual Funds (Cost $ 1,567,286 ) 1,474,470
EQUITY MUTUAL FUNDS 44 .6%
T. Rowe Price Funds:
Value Fund  269,490 106 34,808 5,465,626 228,026
Growth Stock Fund (2) 208,903 7,202 12,227 2,823,124 204,084
Equity Index 500 Fund  182,905 42,553 59,659 1,346,121 140,320
Overseas Stock Fund  110,127 7,417 4,187 9,508,383 101,074
International Value Equity Fund  115,404 45 10,733 6,820,005 89,206
International Stock Fund  97,693 44 3,878 5,361,533 87,447
Real Assets Fund  59,533 10,092 2,713 4,510,176 60,752
Mid-Cap Value Fund  55,985 22 1,296 1,596,092 50,117
Mid-Cap Growth Fund (2) 51,847 25 2,266 527,678 48,557
U.S. Large-Cap Core Fund  28,880 20,045 1,919 1,518,171 46,456
U.S. Equity Research Fund  41,320 7,922 1,937 1,216,571 45,925
Emerging Markets Discovery
Stock Fund  42,545 1,521 1,910 3,177,780 39,913
Emerging Markets Stock Fund  38,773 17 945 977,961 34,972
Small-Cap Stock Fund  33,393 2,787 1,384 621,188 34,811
Small-Cap Value Fund  37,938 14 3,683 605,808 32,217
New Horizons Fund (2) 22,026 11 1,251 428,881 23,048
Total Equity Mutual Funds (Cost $ 1,010,304 ) 1,266,925
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  352 54,825 54,972 2,058 206
Total Other Mutual Funds (Cost $ 204 ) 206
T. ROWE PRICE Retirement 2010 Fund

T. ROWE PRICE Retirement 2010 Fund

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3 .7%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
2.40% (3) 31,627 139,613 65,137 106,103,266 106,103
Total Short-Term Investments (Cost $ 106,103 ) 106,103
Total Investments in Securities 100.1%
(Cost $2,683,897) $ 2,847,704
Other Assets Less Liabilities (0.1)% (1,468)
Net Assets 100.0% $ 2,846,236
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2010 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2022.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 96 $ 468 $ 1,083
Emerging Markets Bond Fund  (1,625) (6,370) 1,759
Emerging Markets Discovery Stock Fund  (388) (2,243) —
Emerging Markets Stock Fund  454 (2,873) —
Equity Index 500 Fund  20,687 (25,479) 790
Floating Rate Fund  (1,374) 1,157 904
Growth Stock Fund  (4,423) 206 —
High Yield Fund  (450) (4,772) 1,623
International Bond Fund (USD Hedged)  (728) (4,029) 1,033
International Stock Fund  (310) (6,412) —
International Value Equity Fund  2,018 (15,510) —
Limited Duration Inflation Focused Bond Fund  1,907 (9,830) —
Mid-Cap Growth Fund  (288) (1,049) —
Mid-Cap Value Fund  728 (4,594) —
New Horizons Fund  (356) 2,262 —
New Income Fund  (3,577) (9,678) 2,988
Overseas Stock Fund  (110) (12,283) —
Real Assets Fund  (278) (6,160) —
Small-Cap Stock Fund  (46) 15 —
Small-Cap Value Fund  1,451 (2,052) —
Transition Fund  300 1 28
U.S. Equity Research Fund  (301) (1,380) —
U.S. Large-Cap Core Fund  (328) (550) —
U.S. Treasury Long-Term Index Fund  (2,245) (1,597) 664
Value Fund  (5,914) (6,762) —
U.S. Treasury Money Fund, 2.40% — — 313
Totals $ 4,900 # $ (119,514) $ 11,185 +
# Capital gain distributions from underlying Price funds represented $347 of the net realized gain
(loss).
+ Investment income comprised $11,185 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2010 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2010 Fund  (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial

T. ROWE PRICE Retirement 2010 Fund

instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on

T. ROWE PRICE Retirement 2010 Fund

the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F140-054Q1 08/22